Subscription Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subscription Receivable [Abstract]
Schedule of Subscription Receivable
	December 31, 2023	December 31, 2022
	$	$
Subscription receivable	—	50,000,000